Loans Receivable - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Jul. 19, 2022	Jun. 28, 2021	Dec. 31, 2022
Disclosure Of Loans Receivable [Line Items]
Percentage of interest accrued on principal amount of loan		2.75%
Repayments of loan			€ 728
M. Davidson
Disclosure Of Loans Receivable [Line Items]
Loan - Michael Davidson		€ 709
Repayments of loan	€ 709
Outstanding unpaid interest	19
Total loans	€ 728